Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax Receivable	$ 359	$ 762
Advanced payment to suppliers	220	43
Deposits, current	97	5
Other current assets	1	4
Total other current assets	$ 677	$ 814